Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	[1],[2]		$ 9	$ 571	$ 144
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost on projected benefit obligation			666	450	426
Expected return on plan assets			(795)	(592)	(518)
Recognized net actuarial loss			248	242	40
Net periodic benefit cost			119	100	(52)
Net loss (gain)			173	(52)	2,441
Amortization of net loss			(248)	(242)	(40)
Total recognized in other comprehensive loss (income)			(75)	(294)	2,401
Total recognized in net periodic benefit cost and other comprehensive loss (income)			$ 44	(194)	$ 2,349
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost during the year		$ 3		3
Interest cost on projected benefit obligation		$ 18		18
Expected return on plan assets				(23)
Net periodic benefit cost				(2)
Total recognized in net periodic benefit cost and other comprehensive loss (income)				$ (2)

[1]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.